License Intangibles and Royalties, Orapup (Q2) (Details) - Orapup [Member] - USD ($) $ in Millions		6 Months Ended
	Nov. 30, 2018	Jun. 30, 2019	Nov. 30, 2015
License Agreement [Abstract]
Royalty rate			10.00%
Royalty, amount of sales threshold			$ 2.5
Term of royalty agreement		3 years
Royalty rate after sales threshold amount reached			2.00%
Royalty obligation settlement	$ 0.1
Royalty obligation		$ 0.0